ACQUISITION OF BUSINESSES - Purchase Price Allocation (Details) - USD ($) $ in Millions	Jun. 30, 2018	Jun. 01, 2018	Dec. 31, 2017	Apr. 04, 2017
Fair value of assets and liabilities acquired
Goodwill	$ 1,949		$ 1,301
Colombian Gas Distribution Operation [Member]
Consideration transferred
Cash		$ 118
Business combinations, pre-existing interest, equity		32
Total consideration		150
Fair value of assets and liabilities acquired
Cash and cash equivalents		21
Accounts receivable and other		275
Property, plant and equipment		487
Intangible assets		17
Goodwill		770
Accounts payable and other		(238)
Deferred income tax and other liabilities		(83)
Non-recourse borrowings		(185)
Net assets acquired before non-controlling interest		1,064
Non-controlling interest		(914)
Net assets acquired		$ 150
Aggregated individually immaterial business combinations
Consideration transferred
Cash			9
Deferred consideration, acquisition-date fair value			21
Total consideration			30
Fair value of assets and liabilities acquired
Accounts receivable and other			28
Property, plant and equipment			104
Goodwill			14
Deferred income tax and other liabilities			(30)
Non-recourse borrowings			(30)
Net assets acquired before non-controlling interest			86
Non-controlling interest			(56)
Net assets acquired			$ 30
Brazilian Regulated Gas Transmission Operation [Member]
Consideration transferred
Cash				$ 1,306
Deferred consideration, acquisition-date fair value				262
Total consideration				1,568
Fair value of assets and liabilities acquired
Cash and cash equivalents				89
Accounts receivable and other				317
Intangible assets				5,515
Goodwill				804
Accounts payable and other				(202)
Deferred income tax and other liabilities				(946)
Net assets acquired before non-controlling interest				5,577
Non-controlling interest				(4,009)
Net assets acquired				$ 1,568